GOF STKP-8
                         SUPPLEMENT DATED MAY 1, 2003
      TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                                 DynaTech Series
                                  Growth Series
                                  Income Series
                                Utilities Series
                        U.S. Government Securities Series

                              FRANKLIN GLOBAL TRUST
                     Franklin Global Aggressive Growth Fund
                           Franklin Global Growth Fund

                     FRANKLIN GOLD AND PRECIOUS METALS FUND

                           FRANKLIN HIGH INCOME TRUST
                         Franklin's AGE High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
                            Franklin Convertible Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                            FRANKLIN STRATEGIC SERIES
                         Franklin Aggressive Growth Fund
                             Franklin Blue Chip Fund
                          Franklin Flex Cap Growth Fund
                       Franklin Global Communications Fund
                        Franklin Global Health Care Fund
                         Franklin Large Cap Growth Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   Franklin Templeton Conservative Target Fund
                     Franklin Templeton Moderate Target Fund
                      Franklin Templeton Growth Target Fund

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Templeton Foreign Smaller Companies Fund
                          Templeton Pacific Growth Fund

                         FRANKLIN VALUE INVESTORS TRUST
                     Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin Small Cap Value Fund

                              TEMPLETON FUNDS, INC.
                             Templeton Foreign Fund
                              Templeton World Fund

                       TEMPLETON GLOBAL INVESTMENT TRUST
                      Templeton International (Ex EM) Fund
                          Templeton Latin America Fund

                  TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

                           TEMPLETON GROWTH FUND, INC.

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund

The prospectus is amended to revise the last sentence to the footnote to Class C Commission under the section "Dealer Compensation" as follows:

 For purchases at NAV, Distributors may pay a prepaid commission.

               Please keep this supplement for future reference